ING EQUITY TRUST

ING Opportunistic LargeCap Fund (“Fund”)

Supplement dated May 1, 2009

to the Fund’s Class A, Class B and Class C Prospectus,

and the Class I, Class Q and Class W Prospectus

(each a “Prospectus” and collectively “Prospectuses”)

each dated September 30, 2008

On January 30, 2009, the Board of Trustees of ING Equity Trust approved a change to the Fund’s investment objective and principal investment strategies.

Effective May 1, 2009, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “ING Opportunistic LargeCap Fund – Investment Objective,” found on page 14 of each Prospectus, is hereby deleted in its entirety and replaced with the following:

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks. The Fund’s investment objective is not fundamental and may be changed without a shareholder vote.

2.	The first paragraph of the section entitled “ING Opportunistic LargeCap Fund – Principal Investment Strategies,” found on page 14 of each Prospectus, is hereby amended to add the following as the third sentence in the paragraph:

The Fund may also invest in securities convertible into common stocks.

3.	The third paragraph of the section entitled “ING Opportunistic LargeCap Fund – Principal Investment Strategies,” found on page 14 of each Prospectus, is hereby deleted in its entirety and replaced with the following:

The Fund may also invest in certain higher risk investments, including derivatives such as futures and options, among others.

4.	The fourth paragraph of the section entitled “ING Opportunistic LargeCap Fund – Principal Investment Strategies,” found on page 14 of each Prospectus, is hereby deleted in its entirety.

5.	The risk entitled “Non-Diversification” is deleted in its entirety from the section entitled “ING Opportunistic LargeCap Fund – Risks,” found on page 14 of each Prospectus and the following risk is added to this section:

Convertible Securities— the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Fund could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

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ING EQUITY TRUST

ING Opportunistic LargeCap Fund (“Fund”)

Supplement dated May 1, 2009

to the Fund’s Class A, Class B, Class C, Class I, Class O, Class W and Class Q

Statement of Additional Information (“SAI”)

dated September 30, 2008

On January 30, 2009, the Board of Trustees of ING Equity Trust approved a change to the Fund’s investment objective and principal investment strategies.

Effective May 1, 2009, the Fund’s SAI is revised as follows:

1.	The first sentence of the first paragraph of the section entitled “Supplemental Description of Fund Investments and Risks – Diversification,” found on page 6 of the SAI, is hereby deleted in its entirety and replaced with the following:

Each Fund (except, Real Estate Fund) is “diversified” within the meaning of the Investment Company Act of 1940 (“1940 Act”).

2.	The first full sentence of the second paragraph of the section entitled “Supplemental Description of Fund Investments and Risks – Diversification,” found on page 6 of the SAI, is hereby deleted in its entirety and replaced with the following:

Real Estate Fund is classified as a non-diversified investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.

3.	The section entitled “Investment Restrictions – Opportunistic LargeCap Fund,” found on page 68 of the SAI, is amended to add the following fundamental investment restriction:

The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of any issuer, provided that this restriction does not limit the Portfolio’s investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

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